Financial instruments - Summary of exchange rates (Detail)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
CAD – USD
Disclosure of detailed information about financial instruments [line items]
Average rate	0.7524	0.7752
Reporting date rate	0.7530	0.7522
Euro – USD
Disclosure of detailed information about financial instruments [line items]
Average rate	1.1217
Reporting date rate	1.1018